NOTES RECEIVABLE (Details)	1 Months Ended
	Nov. 30, 2022 CNY (¥)	Nov. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable			¥ 14,808,067	$ 2,327,793	¥ 6,305,633
Subsequent event
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of net outstanding balance collected	42.50%
Amount of net outstanding balance collected	¥ 6,292,569	$ 989,177